Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates Impact

The currency exchange rates that impact the business are shown in the following table:

	Year End Rate			Average Rate
	As of December 31,			For the Years Ended
	2024	2023	2022	2024	2023	2022
Thai Baht	0.0291	0.0292	0.0289	0.0284	0.0288	0.0286
Hong Kong Dollar	0.1287	0.1282	0.1282	0.1282	0.1282	0.1282
Chinese Renminbi	0.1370	0.1409	0.1447	0.1391	0.1414	0.1446

Schedule of Non-Derivative Financial Liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows, including interest if applicable.
Year ended December 31, 2024	Within 1 year	1 to 5 years	Total
Trade payables and other current liabilities	$4,549,364	$-	$4,549,364
Borrowings	44,232	-	44,232
Operating lease liabilities	1,605,859	829,525	2,435,384
Finance lease liabilities	96,372	121,746	218,118
	$6,295,827	$951,271	$7,247,098

Year ended December 31, 2023	Within 1 year	1 to 5 years	Total
Trade payables and other current liabilities	$6,188,493	$-	$6,188,493
Borrowings	337,241	44,410	381,651
Borrowings from related parties	3,104,149	-	3,104,149
Amount due to related parties	2,898,506	-	2,898,506
Operating lease liabilities	1,239,066	1,455,857	2,694,923
Finance lease liabilities	108,597	218,996	327,593
Liabilities directly associated with the assets held for sale	130,876	-	130,876
	$14,006,928	$1,719,263	$15,726,191

Schedule of Estimated Useful Lives of Property and Equipment

Depreciation is calculated using the straight-line method over the following estimated useful lives:

Estimated useful life
Leasehold improvements	Lesser of useful life or remaining lease term
Machinery and equipment	5 years
Office furbishing and equipment	5 years
Vehicles	5,10 years
GDM machines	5 years
Robots	5 years

Schedule of Cost of the Intangible Assets

The cost of intangible assets is being amortized using the straight-line amortization method based on the following estimated useful lives:

Estimated useful life
Computer software	5 years
Intelligent Cloud Platform	10 years
Right-of-use Platform	10 years
Customer base	1 – 3 years
Technical know-how	8 – 10 years
Security Surveillance system	10 years

Schedule of Disaggregation Information of Revenue by Service Type

Disaggregation information of revenue by service type which was recognition based on the nature of performance obligation disclosed above is as follows:

	For the year ended December 31,
Service Type	2024	Percentage of Total Revenue	2023	Percentage of Total Revenue	2022	Percentage of Total Revenue
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$12,233,722	33.7%	$11,882,370	32.8%	$10,693,948	31.5%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV)	3,643,999	10.0%	3,814,604	10.5%	4,074,052	12.0%
ATM Management	6,710,954	18.5%	7,579,774	20.9%	8,897,939	26.2%
Cash Processing (CPC)	3,660,152	10.1%	3,265,052	9.0%	2,789,818	8.2%
Cash Center Operations (CCT)	1,764,619	4.9%	1,824,381	5.0%	2,209,055	6.5%
Consolidate Cash Center (CCC)	520,008	1.4%	726,599	2.0%	456,720	1.3%
Cheque Center Service (CDC)	-	-%	-	-%	4,562	0.0%
Cash Deposit Management Solutions (GDM)	3,899,564	10.7%	2,794,708	7.7%	1,771,380	5.2%
Others *	3,270	0.0%	5,062	0.0%	10,149	0.1%
Robotic AI solutions	198,903	0.5%	757,284	2.1%	1,272,236	3.7%
General security solutions	3,712,182	10.2%	3,630,668	10.0%	1,785,789	5.3%
Total	$36,347,373	100.0%	$36,280,502	100.0%	$33,965,648	100.0%

*	Others include revenues from express cash, coin processing services and international shipment.